Shares, equity and appropriation of profit - Shares (Details) kr / shares in Units, kr in Millions				12 Months Ended
	Nov. 05, 2018 SEK (kr) EquityInstruments	Sep. 10, 2018 shares	Nov. 28, 2016 SEK (kr) Right / shares kr / shares shares	Dec. 31, 2018 SEK (kr) Vote / shares kr / shares shares	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr) shares
Disclosure of classes of share capital
Issue of equity | kr			kr 2,910	kr 19,766	kr 7	kr 2,910
Reclassification of A shares to B shares		145,831
New share issue			55,816,673	183,441,585		55,816,673
New issue costs | kr			kr (48)
Number of subscription rights received per existing share | Right / shares			1
Number of subscription rights required for new share | Right / shares			8
Subscription price per share | kr / shares			kr 53
Release of accrual for share issue cost | kr					kr 7
Share capital
Disclosure of classes of share capital
Issue of equity | kr			kr 70	kr 229		kr 70
Class A
Disclosure of classes of share capital
Reclassification of A shares to B shares				(145,831)
New share issue			2,532,613			2,532,613
Par value per share | kr / shares				kr 1.25
Voting rights per share | Vote / shares				10
Class B
Disclosure of classes of share capital
Reclassification of A shares to B shares				145,831
New share issue			53,284,060	183,441,585		53,284,060
Par value per share | kr / shares				kr 1.25
Voting rights per share | Vote / shares				1
Class B | COM HEM SWEDEN AB
Disclosure of classes of share capital
Number of shares issued as merger consideration | EquityInstruments	183,441,585
Issue of equity | kr	kr 19,766
Class C
Disclosure of classes of share capital
Par value per share | kr / shares				kr 1.25
Voting rights per share | Vote / shares				1